Income Taxes (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 326.0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 42,000.0	$ 0.6